INCOME TAXES - Deferred tax liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax liabilities:
Intangible asset from acquisition	¥ 9,280	¥ 15,354	¥ 9,003
Contract assets		1,861
Total deferred liabilities	¥ 9,280	¥ 17,215	¥ 9,003